Derivative Instruments: - Realized and unrealized gains and (losses) on derivative instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gains and (losses) on derivative instruments
Net unrealized losses on derivative instruments	$ 13,154	$ 6,328
Natural gas swaps | Regulatory asset
Gains and (losses) on derivative instruments
Net unrealized losses on derivative instruments	13,154	6,328
Natural gas swaps | Fuel
Gains and (losses) on derivative instruments
Gains	6,088	3,818	$ 2,445
Losses	(956)	(1,677)	(19,697)
Total	$ 5,132	$ 2,141	$ (17,252)